Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	29,206.54
Total Transaction Valuation	335,707,353.00
Total Offset Amount	0.00
Net Fee	$ 29,206.54
Offering Table N/A
Offset Table N/A	N/A